Trade Account Receivables (Details) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Account Receivables [Abstract]
Accounts receivable canceled	$ 941.94	$ 237,928,000	$ 117,414,000